Schedule I — Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Mar. 31, 2026	Mar. 31, 2025
ASSETS
Cash		$ 19,795	$ 6,423
Prepayments and other current assets		157,216
Due from a subsidiary			255,846
Total current asset		177,011	262,269
Investments in subsidiaries		11,865,444	1,538,469
TOTAL ASSETS		12,042,455	1,800,738
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities		64,294
Due to related parties		2,599,984	1,800,625
Due to subsidiaries		896,983
TOTAL LIABILITIES		3,561,261	1,800,625
SHAREHOLDERS’ EQUITY
Subscription receivables		(128)	(128)
Additional paid-in capital		9,504,411
(Accumulated deficit) Retained earnings		(1,023,338)	13
Total shareholders’ equity		8,481,194	113
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		12,042,455	1,800,738
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	199	178
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	$ 50	$ 50

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation